Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Balance at beginning of year	$ 147	$ 138
Balance at end of year	86	147	$ 138
Listed investments | Book value of listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	100	84
Balance at end of year	82	100	84
Non-current investments
Disclosure of financial assets [line items]
Non-current other investments	76	141	131
Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	82	73
Balance at end of year	72	82	73
Non-current investments | Listed investments | Equity investments at fair value through profit and loss (FVTPL)
Disclosure of financial assets [line items]
Balance at beginning of year	19	26
Additions	1	2
Disposals	(1)	(2)
Transfer to non-current assets and liabilities held for sale	(21)	0
Fair value adjustments	1	(3)
Translation	1	(4)
Balance at end of year	0	19	26
Non-current investments | Listed investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	63	47
Additions	9	13
Disposals	0	(7)
Fair value adjustments	0	10
Balance at end of year	72	63	47
Non-current investments | Listed investments | Investments at amortised cost
Disclosure of financial assets [line items]
Balance at beginning of year	12	4	6
Additions	11	15	0
Disposals	(9)	(6)	(2)
Transfer to non-current assets and liabilities held for sale	(15)	0	0
Translation	1	(1)	0
Balance at end of year	0	12	4
Non-current investments | Unlisted investments | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	47	54	73
Additions	45	48	81
Maturities	(44)	(45)	(73)
Transfer to non-current assets and liabilities held for sale	(48)	0	(32)
Fair value adjustments	2	0	0
Other	0	(2)	0
Translation	2	(8)	5
Balance at end of year	4	47	54
Non-current investments | Unlisted investments | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	47	54
Balance at end of year	4	47	54
Current investments | Listed investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	6
Balance at end of year	10	6
Current investments | Listed investments | Equity investments at fair value though OCI (FVTOCI) | Sandstorm
Disclosure of financial assets [line items]
Fair value adjustment to investment	4
Current investments | Listed investments | Available-for-sale
Disclosure of financial assets [line items]
Balance at beginning of year		7
Balance at end of year			7
International Tower Hill Mines Limited (ITH) | Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	0	7
Balance at end of year	0	0	7
Corvus Gold Corporation | Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	43	25
Balance at end of year	41	43	25
Various listed investments held by Environmental Rehabilitation Trust Fund | Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	16	22
Balance at end of year	0	16	22
Pure Gold Mining | Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	18	11
Balance at end of year	31	18	11
Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments | Non-current investments | Unlisted investments | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	46	53
Balance at end of year	0	46	53
Other
Disclosure of financial assets [line items]
Balance at beginning of year	147	138
Balance at end of year	170	147	138
Other | Non-current investments | Listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	5	8
Balance at end of year	0	5	8
Other | Non-current investments | Unlisted investments | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	1	1
Balance at end of year	$ 4	$ 1	$ 1